Income Taxes - Additional Information (Detail) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax [Line Items]
Tax rate	25.00%	25.00%	25.00%
Income tax holiday description	Hanting Technology (Suzhou) Co., Ltd, as a recognized software development entity located at Suzhou Industrial Park in Suzhou of PRC, is entitled to a two-year exemption and three-year 50% reduction starting from the first profit making year after absorbing all prior years' tax losses
Loss carryforwards	286,256
Tax Loss Carry Forwards Expire Years	Expire between 2013 and 2017 if not used.
Uncertain tax benefits	4,148	1,494	799
Dividend tax rate	10.00%
Statute Of Limitations	3 years
Statute Of Limitations extended period	5 years
Settlements And Reductions As Result Of Lapse Of Applicable Statute Of Limitations	100
Income Tax Examination Statute Of Limitations Period Transfer Pricing Adjustment	10 years
Valuation allowance for deferred tax assets
Income Tax [Line Items]
Charge to Costs and Expenses	18,792	17,350	3,856
Charge Taken Against Allowance	5,658	4,045	7,471
Addition due to Acquisition	1,597
HONG KONG
Income Tax [Line Items]
Tax rate	16.50%	16.50%	16.50%
Dividend tax rate	5.00%
SINGAPORE
Income Tax [Line Items]
Tax rate	17.00%	17.00%	17.00%
Non Transfer Pricing Matters
Income Tax [Line Items]
Income Tax Examination Years Subject To Examination	2008 through 2012
Transfer Pricing Matters
Income Tax [Line Items]
Income Tax Examination Years Subject To Examination	Inception of the Group through 2012